Schedule of Investments (unaudited)	iShares® MSCI France ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 6.0%
Airbus SE(a)	218,930	$24,436,982
Dassault Aviation SA	9,102	862,632
Safran SA	126,904	14,174,382
Thales SA	39,435	3,235,487
		42,709,483
Auto Components — 1.9%
Cie. Generale des Etablissements Michelin SCA	63,048	9,304,014
Faurecia SE	43,396	1,865,069
Valeo	84,930	2,448,090
		13,617,173
Automobiles — 0.3%
Renault SA(a)	71,054	2,286,148

Banks — 5.9%
BNP Paribas SA	417,755	25,963,314
Credit Agricole SA	459,347	6,254,792
Societe Generale SA	301,699	9,388,062
		41,606,168
Beverages — 2.8%
Pernod Ricard SA	77,898	17,874,434
Remy Cointreau SA	8,463	1,984,728
		19,859,162
Building Products — 1.7%
Cie. de Saint-Gobain	187,785	11,911,141

Capital Markets — 0.7%
Amundi SA(b)	22,379	1,861,789
Euronext NV(b)	31,823	3,134,458
		4,996,247
Chemicals — 4.5%
Air Liquide SA	175,949	29,056,663
Arkema SA	22,688	2,974,883
		32,031,546
Construction & Engineering — 3.5%
Bouygues SA	85,028	2,871,819
Eiffage SA	30,937	2,881,374
Vinci SA	199,767	18,900,291
		24,653,484
Diversified Financial Services — 0.3%
Eurazeo SE	14,758	1,210,260
Wendel SE	9,921	1,134,386
		2,344,646
Diversified Telecommunication Services — 1.1%
Orange SA	742,448	7,981,881

Electric Utilities — 0.3%
Electricite de France SA	175,922	2,468,634

Electrical Equipment — 6.6%
Legrand SA	99,527	10,933,534
Schneider Electric SE	200,771	35,631,617
		46,565,151
Entertainment — 0.5%
Bollore SA	329,619	1,768,573
Ubisoft Entertainment SA(a)	34,299	1,758,038
		3,526,611
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 1.2%
Covivio	19,262	$1,596,121
Gecina SA	17,147	2,310,393
Klepierre SA	75,486	1,588,432
Unibail-Rodamco-Westfield(a)	46,385	3,053,087
		8,548,033
Food & Staples Retailing — 0.6%
Carrefour SA	235,006	3,887,076

Food Products — 2.0%
Danone SA	242,532	14,264,166

Health Care Equipment & Supplies — 0.3%
BioMerieux	15,493	2,192,309

Health Care Providers & Services — 0.3%
Orpea SA	19,240	1,818,038

Hotels, Restaurants & Leisure — 0.9%
Accor SA(a)	63,565	1,884,353
La Francaise des Jeux SAEM(b)	35,540	1,646,051
Sodexo SA(a)	32,704	2,751,636
		6,282,040
Household Durables — 0.2%
SEB SA	10,358	1,535,182

Insurance — 3.0%
AXA SA	719,618	19,780,890
CNP Assurances	63,975	1,559,653
		21,340,543
IT Services — 3.2%
Capgemini SE	59,511	13,739,398
Edenred	92,696	4,146,605
Worldline SA(a)(b)	88,419	4,635,783
		22,521,786
Life Sciences Tools & Services — 1.8%
Eurofins Scientific SE	49,688	6,356,571
Sartorius Stedim Biotech	10,290	6,074,960
		12,431,531
Machinery — 0.6%
Alstom SA	117,807	4,198,857

Media — 1.3%
Publicis Groupe SA	84,676	5,479,283
Vivendi SE	288,129	3,669,294
		9,148,577
Metals & Mining — 1.0%
ArcelorMittal SA	249,329	6,768,746

Multi-Utilities — 2.9%
Engie SA	679,710	9,833,098
Suez SA	129,884	2,906,995
Veolia Environnement SA	243,935	7,822,813
		20,562,906
Oil, Gas & Consumable Fuels — 6.1%
TotalEnergies SE	931,616	42,866,225

Personal Products — 5.9%
L'Oreal SA	93,203	42,084,654

Pharmaceuticals — 5.9%
Ipsen SA	13,868	1,353,439

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Sanofi	422,312	$40,145,953
		41,499,392
Professional Services — 1.8%
Bureau Veritas SA	108,713	3,442,976
Teleperformance	21,857	8,990,504
		12,433,480
Semiconductors & Semiconductor Equipment — 1.7%
STMicroelectronics NV	253,402	12,341,132

Software — 2.1%
Dassault Systemes SE	246,940	14,885,777

Textiles, Apparel & Luxury Goods — 20.5%
EssilorLuxottica SA	106,641	21,371,705
Hermes International	11,762	22,072,626
Kering SA	27,844	21,442,385
LVMH Moet Hennessy Louis Vuitton SE	103,106	80,174,630
		145,061,346
Transportation Infrastructure — 0.5%
Aeroports de Paris(a)	10,960	1,281,316
Getlink SE	162,645	2,403,087
		3,684,403
Total Common Stocks — 99.9%
(Cost: $718,435,389)		706,913,674
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)	61,640	$61,665
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,820,000	4,820,000
		4,881,665
Total Short-Term Investments — 0.7%
(Cost: $4,881,665)		4,881,665

Total Investments in Securities — 100.6%
(Cost: $723,317,054)		711,795,339

Other Assets, Less Liabilities — (0.6)%		(3,972,084)

Net Assets — 100.0%		$707,823,255

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,424	$40,296	(a)	$—	$(55)	$—	$61,665	61,640	$5,822	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	350,000	4,470,000	(a)	—	—	—	4,820,000	4,820,000	43		—
					$(55)	$—	$4,881,665		$5,865		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
CAC 40 10 Euro Index	14	12/17/21	$1,065	$(50,067)

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,906,995	$704,006,679	$—	$706,913,674
Money Market Funds	4,881,665	—	—	4,881,665
	$7,788,660	$704,006,679	$—	$711,795,339
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(50,067)	$—	$(50,067)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3